Leases (Details) - Schedule of Components of Lease Cost - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Finance lease cost:
Depreciation of asset under finance lease	$ 68	$ 106
Interest on lease liabilities (included in interest expense in the statements of operations)	34	54
Total finance lease cost	102	160
Operating lease cost:
Amortization of right of use asset (included in general and administrative expenses in the statements of operations)	2,203	1,716
Rental expense (included in cost of revenue, and general and administrative expenses in the statement of operations)	504	7
Operating lease cost	2,707	1,723
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	2,322	1,683
Financing cash flows from finance leases	86	523
Total cash paid for amounts included in measurement of lease liabilities	$ 2,408	$ 2,206